Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 124,414,858		$ 124,414,858		$ 121,747,435	$ 97,125,921
Net income and comprehensive income attributable to parent	$ 2,933,199	$ 5,539,472	2,667,423	$ 8,249,302	24,621,514	34,969,085
Net cash used in operating activities			$ 2,033,388	$ (162,076)	$ 1,049,106	$ (187,823)